INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Income Tax (Expense) Benefit

Income tax (expense) benefit for the years ended December 31, 2019 and 2018 consisted of the following (in thousands):

	Years Ended December 31,
	2019	2018
Current provision:
State	$(73)	$(693)
Federal	—	—
Foreign	(187)	(101)

Total	(260)	(794)

Deferred provision:
State	(6,704)	(23)
Federal	(21,210)	2,725
Foreign	(30)	(111)

Total	(27,944)	2,591

Total income tax (expense) benefit	$(28,204)	$1,797

Reconciliation of Federal Statutory Tax Rate to Company's Effective Tax Rate

A reconciliation of the federal statutory tax rate to the Company’s effective tax rate is as follows:

	Years Ended December 31,
	2019	2018
Computed tax provision (benefit) at the applicable statutory tax rate	21.0%	21.0%
State and local taxes net of federal income tax benefit	(4.5)%	(1.1)%
Tax exempt (income) loss	(1.2)%	(1.5)%
Change in current year valuation allowance	(8.0)%	(18.3)%
Company’s earnings not subject to tax	(0.2)%	2.0%
Changes in tax due to Tax Act and ASC 606 retroactive impact	—%	0.5%
Change in tax status	(27.2)%	—%
Permanent differences	(2.7)%	(0.1)%
Other	—%	—%

Effective tax rate	(22.8)%	2.5%

Significant Components of Company's Deferred Tax Assets and Liabilities

Significant components of the Company’s deferred tax assets and liabilities were as follows (in thousands):

	December 31,
	2019	2018
Deferred tax assets:
Prepaid expenses	$13,010	$5,102
State net operating loss	26,121	24,162
Federal net operating loss	88,818	84,017
Foreign net operating loss	8,656	2,106
Other	55	55
Valuation allowance	(103,336)	(89,066)

Total deferred tax assets	33,324	26,376

Deferred tax liabilities:
Property, plant and equipment	28,399	2,119
Deferred revenue related to future revenues and accounts receivable	33,582	25,021
Deferred revenue related to cemetery property	5,875	5,825

Total deferred tax liabilities	67,856	32,965

Net deferred tax liabilities	$34,532	$6,589

Net deferred tax assets and liabilities were classified on the consolidated balance sheets as follows (in thousands):

	December 31,
	2019	2018
Deferred tax assets	$81	$86

Noncurrent assets	81	86

Deferred tax assets	33,243	26,290
Deferred tax liabilities	67,856	32,965

Noncurrent liabilities	34,613	6,675

Net deferred tax liabilities	$34,532	$6,589